Principal group companies - Summary of subsidiaries (Details)		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Disclosure of subsidiaries [line items]
Percentage of equity owned		100.00%
Diageo Ireland Unlimited Company
Disclosure of subsidiaries [line items]
Country of incorporation		Ireland
Country of operation		Worldwide
Percentage of equity owned		100.00%
Business description		Production, marketing and distribution of premium drinks
Diageo Great Britain Limited
Disclosure of subsidiaries [line items]
Country of incorporation		England
Country of operation		Great Britain
Percentage of equity owned		100.00%
Business description		Marketing and distribution of premium drinks
Diageo Scotland Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Scotland
Country of operation		Worldwide
Percentage of equity owned		100.00%
Business description		Production, marketing and distribution of premium drinks
Diageo Brands B.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Netherlands
Country of operation		Worldwide
Percentage of equity owned		100.00%
Business description		Marketing and distribution of premium drinks
Diageo North America, Inc.
Disclosure of subsidiaries [line items]
Country of incorporation		United States
Country of operation		Worldwide
Percentage of equity owned		100.00%
Business description		Production, importing, marketing and distribution of premium drinks
United Spirits Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Country of operation		India
Percentage of equity owned	55.88%	55.88%
Business description		Production, importing, marketing and distribution of premium drinks
Diageo Capital plc
Disclosure of subsidiaries [line items]
Country of incorporation		Scotland
Country of operation		United Kingdom
Percentage of equity owned		100.00%
Business description		Financing company for the group
Diageo Capital B.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Netherlands
Country of operation		Netherlands
Percentage of equity owned		100.00%
Business description		Financing company for the group
Diageo Finance plc
Disclosure of subsidiaries [line items]
Country of incorporation		England
Country of operation		United Kingdom
Percentage of equity owned		100.00%
Business description		Financing company for the group
Diageo Investment Corporation
Disclosure of subsidiaries [line items]
Country of incorporation		United States
Country of operation		United States
Percentage of equity owned		100.00%
Business description		Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.
Disclosure of subsidiaries [line items]
Country of incorporation		Turkey
Country of operation		Turkey
Percentage of equity owned		100.00%
Business description		Production, marketing and distribution of premium drinks